LEASES - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash flows for measurement of operating lease liabilities	$ 173	$ 135	$ 119
Operating lease ROU assets obtained in exchange for operating lease obligations	112	50	91
Operating lease expense	$ 175	$ 127	$ 121